Convertible Loans - Schedule of Convertible Loan (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
2022 Convertible Loan - Liability Component [Member]
Schedule of 2022 Convertible Loan [Line Items]
Balance at beginning
Issued during the year	26,993,304
Finance costs	2,387,723
Converted during the year	(29,381,027)
Balance at ending
2022 Convertible Loan - Derivative Component [Member]
Schedule of 2022 Convertible Loan [Line Items]
Balance at beginning
On initial recognition	10,024,014
Change in fair value	158,548
Exercised during the year	(10,182,562)
Balance at ending